Note 6 - Other Current and Non-current Assets (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of the components of prepayments and other assets [text block]
	As at	As at
Other current assets	June 30, 2020	March 31, 2020
Prepaid expenses and deposits	$28,029	$55,972
Customer acquisition costs	66,865	77,939
Green certificates	43,784	63,728
Gas delivered in excess of consumption	2,030	2,393
Inventory	3,149	3,238
	$143,857	$203,270
	As at	As at
Other non-current assets	June 30, 2020	March 31, 2020
Customer acquisition costs	$37,236	$43,686
Other long-term assets	10,384	12,764
	$47,620	$56,450